As filed with the Securities and Exchange Commission on December 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21965

City National Rochdale High Yield Alternative Strategies Fund LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
 (Address of principal executive offices) (Zip code)

Michael Gozzillo
400 Park Avenue
New York, NY 10022-4406
 (Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

City National Rochdale High Yield Alternative Strategies Fund LLC
City National Rochdale High Yield Alternative Strategies Fund TEI LLC

Semi-Annual Report
September 30, 2016

Dear Fellow Shareholders,

The City National Rochdale High Yield Alternative Strategies Fund LLC (“Taxable Fund”) and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (“TEI Fund”), (collectively “RHYAS”) seek to diversify clients’ traditional stock and bond only portfolios through inclusion of less traditional strategies focusing on the fixed income markets. For the six-month period ending September 30, 2016, the Taxable Fund returned +8.85% and the TEI Fund returned
+8.82% net of fees and expenses. The benchmark of this strategy comprises a 50% weight in the Barclays U.S. Corporate High Yield and a 50% weight in the Credit Suisse Leveraged Loan Index. The strategy benchmark returned
+8.69% over the previous six months. Year to date ended September 30, 2016, the Taxable Fund returned +8.35% and the TEI Fund returned +8.28% net of fees and expenses, with the benchmark returning +11.24% over the same period.  Our strategy is geared more towards the performance of the Loan index, which is up +7.46% over the same time period.

The asset classes the fund has exposure to were challenged in 2015, and began the year down a bit.  Since February we have seen a nice rebound in the markets with a lower expectation on defaults in the loan markets.  Spreads have tightened in 2016, investors have returned to the leveraged loan space, and the impact of lower energy prices did not play as big a part as was first expected.  Our strategy is focusing a bit more on our loan exposure, which performed very well for us this year.

Our biggest drawback in that space was not having an even greater exposure to the CLO space (Collateralized Loan Obligations).  While performance has been strong, we feel there is reason to keep in the portfolio.  Most notably, the investments are typically interest rate risk neutral.  In this period of rate uncertainty, our preference is to take risk on the credit or spread side of the equation.

The investment objective of the Fund is to focus on unique investment opportunities in less liquid Fixed Income instruments, typically unavailable in a mutual fund structure. Specifically, the Fund’s targeted investments include Collateralized Loan Obligations, Residential Mortgage Backed Securities and Distressed Debt/Asset Backed Securities. As we orient the strategy to capture attractive opportunities in yield based asset classes, our focus is on a limited set of managers who target greater risk adjusted returns through unique opportunities. We believe the strategy can complement an existing portfolio in one of two ways: first, as a fixed income replacement providing higher return from yields than traditional fixed income with commensurately higher volatility, and second, as a supplement to a portion of an equity allocation with similar volatility expectations. The Fund can serve as a risk stabilizer (reducing overall equity exposure) or a return enhancer (reducing overall fixed income exposure), while providing greater asset class diversification in either instance.

400 Park Avenue. New York, NY 10022-4406   |   (T) 212-702-3500   |   www.cnr.com

Outlook

The U.S. economy remains on a positive track, with modest but steady growth continuing through year end. Underlying economic fundamentals remain strong and we continue to see sentiment oscillate between pessimism and optimism. The swings in sentiment are understandable, considering underlying U.S. trend growth has been frustratingly slow, while quarterly GDP has been particularly volatile. Yet, through all the ups and downs, the U.S. economy has proven to be relatively durable, especially in the face of ongoing global headwinds.

The Federal Reserve has (slightly) raised short term interest rates, and is expected to do so again in the near future (we view a 90% outcome of a December 2016 rate increase).  The consumer has been leading the growth in the economy.  With wages rising and the labor market continuing to add jobs at a good pace, we expect consumer expenditures to advance at a solid 2%+ rate in the fourth quarter, we feel the Fed is more comfortable with an increase.

When rates inevitably do rise, we view this portfolio to be well positioned to adapt. The portfolio consists of Fixed Income based asset classes that are less sensitive to rising rates and more dependent on the macroeconomic landscape. We do believe there will continue to be bouts of volatility in the High Yield market over the next 12 months, and we see the managers taking advantage of this potential volatility.  For those investors willing to take on the higher risk for higher return, we believe City National Rochdale High Yield Alternative Strategies Fund is an appropriate addition to client portfolios, relative to Core Fixed Income. Again, many of the managers in this strategy have structured the investment to benefit from a rising rate environment through re-investment opportunities, or themes based on valuation of distressed assets.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
City National Rochdale LLC

400 Park Avenue. New York, NY 10022-4406   |   (T) 212-702-3500   |   www.cnr.com

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is 2.37%. Cumulative Return at POP (Public Offering Price, reflecting maximum front end sales charge of 2.00%) since inception of July 1, 2007 for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is -2.08% and -3.00%, respectively. Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9888.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for City National Rochdale LLC, 400 Park Avenue, New York, NY 10022.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions. Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability. Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

City National Rochdale LLC, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

400 Park Avenue. New York, NY 10022-4406   |   (T) 212-702-3500   |   www.cnr.com

City National Rochdale High Yield Alternative
Strategies Fund LLC

Financial Statements

September 30, 2016

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Statements

September 30, 2016 (Unaudited)

TABLE OF CONTENTS

City National Rochdale High Yield Alternative Strategies Fund LLC	Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-12
Financial Highlights	13

City National Rochdale High Yield Alternative Strategies Master Fund LLC	Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9-18
Financial Highlights	19

Approval of Investment Management Agreement

Additional Information

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2016 (Unaudited)

ASSETS
Investment in City National Rochdale High Yield
Alternative Strategies Master Fund LLC	$17,271,223
Prepaid expenses	1,751
Receivable from Adviser	1,800

Total Assets	17,274,774

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Professional fees payable	15,051
Investor servicing fee payable	10,540
Incentive fee payable	2,408
Accrued expenses and other liabilities	2,832

Total Liabilities	30,831

Total Members' Capital	$17,243,943

The accompanying notes are an integral part of these financial statements

2

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Operations

Six Months Ended September 30, 2016 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM CITY NATIONAL ROCHDALE
HIGH YIELD ALTERNATIVE STRATEGIES MASTER FUND LLC
Interest income	$3,597
Expenses	(158,592)

Net Investment Loss Allocated	(154,995)

FUND EXPENSES
Investor servicing fees (see Note 4)	20,639
Professional fees	10,897
Insurance expense	486
Other fees	545
Total Fund Expenses	32,567

Incentive fee adjustment	1,181
Less expenses waived and reimbursed	(5,439)

Net Fund Expenses	28,309

Net Investment Loss	(183,304)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM CITY NATIONAL ROCHDALE HIGH YIELD ALTERNATIVE
STRATEGIES MASTER FUND LLC

Net realized gain on investments	547,576
Net change in unrealized appreciation/depreciation on investments	1,039,917

Net Realized and Unrealized Gain on Investments	1,587,493

Net Increase in Members' Capital Resulting from Operations	$1,404,189

The accompanying notes are an integral part of these financial statements

3

City National Rochdale High Yield Alternative Strategies Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
FROM OPERATIONS
Net investment loss	$(183,304)	$(357,051)
Net realized gain on investments	547,576	298,858
Net change in unrealized appreciation/depreciation on investments	1,039,917	(1,110,007)

Net Increase (Decrease) in Members' Capital
Resulting From Operations	1,404,189	(1,168,200)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(61,892)

INCREASE (DECREASE) FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests, net	-	123,698
Taxes paid from members' interests	(83)	-
Net Increase (Decrease) in Members' Interests	(83)	123,698

Total Increase (Decrease) in Members' Capital	1,404,106	(1,106,394)

MEMBERS' CAPITAL

Beginning of year	15,839,837	16,946,231

End of year	$17,243,943	$15,839,837

The accompanying notes are an integral part of these financial statements

4

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$1,404,189
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation/depreciation on investments	(1,039,917)
Net realized gain on investments	(547,576)
Net investment loss allocated from Master Fund	154,995
Expenses paid by the Master Fund	41,868
Changes in operating assets and liabilities:
Prepaid expenses	(204)
Receivable from Adviser	(1,800)
Due to Adviser	(209)
Incentive fee payable	2,105
Professional fees payable	(11,050)
Investor servicing fee payable	766
Accrued expenses and other liabilities	(3,167)

Net Cash used in Operating Activities	-

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests, net	-
Distributions	-
Net Cash from Financing Activities	-

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements

5

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund commenced investment operations on July 1, 2007. The Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than the investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The Fund invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund TEI LLC, which also invests substantially all of its investable assets with the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. At September 30, 2016, the Fund's beneficial ownership of the Master Fund's net assets was 45.84%.

The Fund reserves the right to reject any subscriptions for Interests in the Fund. Generally, initial and additional subscriptions for investment (or "Member Interests") in the Fund by eligible Members may be accepted at such times as the Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the Fund of $25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling the Fund may establish higher minimum investment requirements than the Fund. The Fund from time to time may offer to repurchase members' interests in the Fund at such times and on such terms as may be determined by the Fund's Board in its complete and absolute discretion. Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below). Members must hold

6

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

1.	Organization (continued)

Fund interests for at least six months before being eligible to request that the Fund repurchase Fund interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
7

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the period ended September 30, 2016, the Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

Investments Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, less liabilities, including accrued fees and expenses.

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

8

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

Fund Expenses

The direct expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee and incentive fee).

Income Taxes

The Fund's tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes, whereby each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund has adopted authoritative guidance on uncertain tax positions. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of September 30, 2016, the Fund’s tax years 2014 through 2016 remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The Fund plans to make periodic distributions of its net investment income and capital gains, if any, to Members. The amount and frequency of distributions is at the sole discretion of the Board. During the six months ended September 30, 2016, the Fund did not distribute to Members.

Capital Accounts

Net profits or net losses of the Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with each Members' respective investment percentage in the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during each month, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.
9

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

Capital Accounts (continued)

Prior to the end of each quarter, the Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month. The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed. For the period ended September 30, 2016, the Manager waived $5,439 of fees and expenses, which may be recouped by the Manager no later than March 31, 2020.

10

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

3.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager:

City National Rochdale High Yield Alternative Strategies Fund LLC	Expiration
$111,311	March 31, 2017
8,893	March 31, 2018
35,122 5,439	March 31, 2019 March 31, 2020
$160,765

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

Pursuant to the Sub-Investment Advisory Agreement, the Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee is accrued monthly and is generally payable annually on a calendar year basis. The Preferred Return is a non-cumulative, annual return equal to the weighted average returns of a composite benchmark consisting of 50% of the Barclays Capital U.S. Corporate High Yield Index (Total Return) and 50% of the Credit Suisse Institutional Leveraged Loan Index.

4.	Investor Servicing Fees

The Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor, to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

11

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)
5.          Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act. Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

6.	Investment Transactions

For the period ended September 30, 2016, the Fund's assets were invested in the Master Fund, and the Fund had aggregate sales of $41,868 in the Master Fund.

12

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012
TOTAL RETURN
Total Return before incentive fee	8.85	%(1)	(6.96%)	3.01%	4.56%	(0.86%)	(4.56%)
Incentive fee	(0.01%)		0.10%	(0.07%)	(0.10%)	0.01%	0.04%
Total Return after incentive fee	8.84%		(6.86%)	2.94%	4.46%	(0.85%)	(4.52%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$17,244		$15,840	$16,946	$15,968	$8,840	$19,217
Portfolio Turnover	0.00%		0.15%	20.10%	23.29%	7.98%	13.27%

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(2.29%	)(2)	(2.37%)	(2.38%)	(3.36%)	(2.55%)	(2.31%)
Net investment loss, after waivers and reimbursements	(2.22%	)(2)	(2.16%)	(2.32%)	(2.41%)	(2.24%)	(2.21%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
BEFORE INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.32	%(2)	2.46%	2.30%	3.20%	2.56%	2.35%
Operating expenses, after waivers and reimbursements	2.25	%(2)	2.25%	2.25%	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
NET OF WAIVERS AND REIMBURSEMENTS
AFTER INCENTIVE FEE

Operating expenses, after waivers and reimbursements	2.25	%(2)	2.25%	2.25%	2.25%	2.25%	2.25%
Incentive fee	0.01	%(2)	(0.10%)	0.07%	0.10%	(0.01%)	(0.04%)
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	2.26	%(2)	2.15%	2.32%	2.35%	2.24%	2.21%

(1)	Not annualized

(2)	Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions.
Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements

* * * * * *

13

City National Rochdale High Yield Alternative Strategies
Master Fund LLC

Financial Statements

September 30, 2016

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2016 (Unaudited)

TABLE OF CONTENTS

Page
Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9-18
Financial Highlights	19

Approval of Investment Management Agreement

Additional Information

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2016 (Unaudited)

ASSETS
Investments, at fair value (cost $32,974,507)	$37,144,287
Receivable for fund investments sold	640,175
Interest receivable	2,106

Total Assets	37,786,568

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	38,891
Professional fees payable	39,421
Directors' fees payable	4,996
Accrued expenses and other liabilities	27,716

Total Liabilities	111,024

Total Members' Capital	$37,675,544

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest income	$7,846

Investment Income	7,846

EXPENSES
Management fees (see Note 4)	225,499
Professional fees	63,895
Administration fees	53,145
Other expenses	3,410

Total Expenses	345,949

Net Investment Loss	(338,103)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	1,194,478
Net change in unrealized appreciation/depreciation on investments	2,268,431

Net Realized and Unrealized Gain on Investments	3,462,909

Net Increase in Members' Capital Resulting from Operations	$3,124,806

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS
Net investment loss	$(338,103)	$(727,209)
Net realized gain on investments	1,194,478	649,557
Net change in unrealized appreciation/depreciation on investments	2,268,431	(2,429,852)

Net Increase (Decrease) in Members' Capital
Resulting From Operations	3,124,806	(2,507,504)

INCREASE (DECREASE) FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	-	350,476
Capital transfers to feeder funds	(90,701)	-
Net Increase (Decrease) from Transactions in Members' Capital	(90,701)	350,476

Total Increase (Decrease) in Members' Capital	3,034,105	(2,157,028)

MEMBERS' CAPITAL

Beginning of year	34,641,439	36,798,467

End of year	$37,675,544	$34,641,439

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$3,124,806

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities:
Sales of investments	7,611,938
Purchases of money market fund	(7,952,410)
Sales of money market fund	1,871,863
Net change in unrealized appreciation/depreciation on investments	(2,268,431)
Net realized gain on investments	(1,194,478)

Change in Operating Assets and Liabilities:
Receivable for fund investments sold	(609,286)
Interest receivable	(1,413)
Members' capital balances payable	(427,500)
Management fees payable	3,956
Payable to third party	(33,312)
Directors' fees payable	(5,104)
Professional fees payable	(18,846)
Accrued expenses and other liabilities	(11,082)

Net Cash from Operating Activities	90,701

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	-
Capital transfers to feeder funds	(90,701)

Net Cash from Financing Activities	(90,701)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of year	-

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Fund LLC (the "Fund") invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund"), a registered investment company with the same investment objective as the Fund.

As of September 30, 2016 the Fund owned 45.84% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2016 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: [1]

High Yield/Credit:
Canyon Value Realization Fund, LP - Series A	18.3%	$5,250,000	$6,877,811	Annually	100
GoldenTree High Yield Partners LP	18.2	5,204,203	6,834,839	Quarterly	90
	36.5	10,454,203	13,712,650

Structured Credit - CLO:
Clareant Structured Credit Opportunitiy Fund II	14.3	4,562,128	5,367,777	Quarterly	90
Great Lakes III, LP	18.2	7,249,032	6,831,123	Quarterly	90
	32.5	11,811,160	12,198,900

Liquidating Positions:
GoldenTree Partners LP 2	2.2	311,961	835,554	*	*

Total Long-Term Alternative Investment Funds:	71.2	22,577,324	26,747,104

Short-Term Investment:

Money Market Fund:
First American Government Obligations Fund, 0.02% [3]	27.6	10,397,183	10,397,183

Total Investments	98.8%	$32,974,507	$37,144,287

[1] All investments are non-income producing.
[2] Remaining value represents side pocket interests.
[3] 7-Day Yield.

* A Special Investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Hedge Funds shown above, representing 71.2% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2016 (Unaudited)

High Yield / Credit. The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3. In the event of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices. Profits are made based on two kinds of mispricings: (1) fundamental or intrinsic value, and (2) relative value between comparable securities. Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on them by Hedge Fund Managers either at their sole discretion or for other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2016 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

High Yield/Credit, 36.92%
Structured Credit-CLO, 32.84%
Liquidating Poisitions, 2.25%
Money Market, 27.99%

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)
1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser"), is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”) that pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund’s total assets will be invested either directly, or indirectly through Investment Funds, in a variety of high yield income generating investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments are carried at fair value. The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments. NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Fair Value Committee in accordance with US GAAP. The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Sub-Adviser will be reviewed and approved by the Adviser’s Fair-Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.         Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments measured using the NAV as a practical expedient are not classified within the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and officers; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of September 30, 2016, the Master Fund’s tax years 2014 through 2016 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at September 30, 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds^	$-	$-	$-	$26,747,104
Short-Term Investment	10,397,183	-	-	10,397,183

Total Investments	$10,397,183	$-	$-	$37,144,287

^ The alternative investments were valued using the practical expedient and have not been classified in the fair value hierarchy.

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at September 30, 2016	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

High Yield / Credit	$6,877,811	$-	Annually	100
High Yield / Credit	6,834,839	-	Quarterly	90
Structured Credit – CLO	12,198,900	-	Quarterly	90
Liquidating Positions	835,554	-	*	*
Total	$26,747,104	$-

* A Special Investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

4.          Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), City National Rochdale LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services. The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund pays the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly. The investment management fee is paid to the Manager out of the Master Fund’s assets.

The Manager pays a fee to the Sub-Adviser at a rate equal to 40% of the amount of the fee earned by the Manager pursuant to the Sub-Investment Advisory Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of each Member’s net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee is calculated and paid at the Feeder Fund level. The Incentive Fee is accrued monthly and is generally payable annually on a calendar year basis. The Preferred Return is a non-cumulative, annual return equal to the weighted average returns of a composite benchmark consisting of 50% of the Barclays Capital U.S. Corporate High Yield Index (Total Return) and 50% of the Credit Suisse Institutional Leveraged Loan Index.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

Administration Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds to 2.25% of net assets for each Feeder Fund. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$111,311	$139,734	March 31, 2017
8,893	10,803	March 31, 2018
35,122	37,704	March 31, 2019
5,439	7,097	March 31, 2020
$160,765	$195,338

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemptions either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for one Hedge Fund with a fair value of $835,554 at September 30, 2016 as noted in the Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

6.	Concentration, Liquidity and Off-Balance Sheet Risk (continued)

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the period ended September 30, 2016 (excluding short-term securities), the aggregate sales of investments were $7,656,094 and there were no purchases.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012

TOTAL RETURN - NET	9.01	%(1)	(6.80%)	3.39%	5.01%	(0.58%)	(4.08%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$37,676		$34,641	$36,798	$34,701	$24,970	$55,669

Portfolio Turnover	0.00%		0.15%	20.10%	23.29%	7.98%	13.27%

Ratio of Net Investment
Loss to Average Net Assets	(1.87	%)(2)	(2.01%)	(1.86%)	(2.14%)	(1.79%)	(1.66%)

Ratio of Expenses to
Average Net Assets	1.92	%(2)	2.02%	1.86%	2.14%	1.79%	1.67%

(1)	Not annualized

(2)	Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements

* * * * * *

BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Directors (collectively, the “Board”) of each of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and City National Rochdale High Yield Alternative Strategies Fund LLC (together with the TEI Fund, the “Feeder Funds,” and together with the Master Fund and the TEI Fund the “Funds”) is comprised of six Directors, five of whom are independent of the Funds’ investment adviser (the “Independent Directors”).  During the six months ended September 30, 2016, the Board and the Independent Directors approved renewal of the Funds’ advisory agreement with City National Rochdale, LLC (the “Adviser”), and the Adviser’s sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the Master Fund, as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the agreements. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser and PineBridge.  In considering these matters, the Independent Directors discussed the approval of the agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or PineBridge were present.

The Board reviewed extensive materials regarding investment results of the Funds, advisory fee and expense comparisons, financial information with respect to the Adviser and PineBridge, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. The Board also took into account information it received at its past meetings and previous meetings of its committees with respect to these matters.

In deciding to renew the agreements, the Board and the Independent Directors did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Directors concluded that each of the various factors referred to below favored such approval.

City National Rochdale, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser, the Board considered a variety of matters, including the background, education and experience of the Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes, including sub-adviser oversight processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Feeder Funds compared with their relevant benchmark indexes for the one- and three-year and since inception periods ended June 30, 2016.  The Board members noted that the annualized total returns of the Feeder Funds for the one- and three-year and since inception periods were lower than the returns of the Funds’ benchmark, which was comprised 50% of the Barclays U.S. Corporate High Yield Index and 50% of the Credit Suisse Leveraged Loan Index, by 5.21% or less, 1.7% or less, and 1.48%, respectively.  The Board members considered that the Adviser was satisfied with the Funds’ recent three-month and year-to-date performance and was considering potential manager changes with respect to the Master Fund.  The Board concluded that the Adviser continued to provide satisfactory management and oversight services to the Funds.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees charged by the Adviser to the Funds and the total expenses of the Funds (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Funds and lack of public information regarding the Funds’ competitors.  The Board reviewed fee and expense information from a broad sample of similarly structured closed-end funds and private funds with alternative investment strategies compiled by U.S. Bancorp Fund Services, LLC, the Funds’ administrator, in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the investment advisory fee paid by the Funds was lower than the median fee rate of 100 peer funds employing a similar fund-of-funds strategy.  The Board members noted that the Funds are subject to an incentive allocation in addition to an advisory fee, but that the Funds had not paid incentive allocations for the year ended June 30, 2016. The Board noted that the Adviser does not manage assets of any other clients that have similar investment objectives and policies as those of the Funds. The Board considered that the total expense ratios of the Funds were 0.17% above the median total expense ratio of a peer sample of 16 alternative investment funds that voluntarily report their annual net expense ratios.  The Board concluded that the advisory fees charged by the Adviser to the Funds were fair and reasonable, and the total expenses of the Funds continued to be reasonable.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Funds, noting that the Adviser was waiving a portion of its fees with respect to the Funds pursuant to an expense limitation agreement.  The Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than investment advisory fees paid to the Adviser), including fees paid to the Adviser’s affiliate, RIM Securities, LLC, for providing distribution services to the Funds; benefits to the Adviser’s general wealth management business as a result of the availability of the Funds to its customers; and the intangible benefits of the Adviser’s association with the Funds. The Board noted the Adviser’s representation that no significant economies of scale with respect to the Funds had been realized in the last year. The Board also noted that although there were no advisory fee breakpoints in the Funds’ advisory fee schedules, based on the Adviser’s operations, significant economies of scale were not likely to be realized until the asset levels of the Funds were significantly higher than their current levels.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to the Adviser with respect to the Funds pursuant to its advisory agreement with the Funds is fair and reasonable in light of the nature and quality of the services being provided by it to the Funds and their respective shareholders, and that renewal of the agreement was in the best interest of the Funds and their respective shareholders.

PineBridge Investments LLC

Nature, Extent and Quality of Services

In reviewing the services provided by PineBridge, the Board considered a variety of matters, including the background, education and experience of PineBridge’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Master Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes; PineBridge’s investment operations and staff; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the Funds’ compliance policies and procedures; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board’s observations regarding the performance of the Funds are described above.  The Board concluded that PineBridge continued to provide satisfactory services to the Master Fund.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the sub-advisory fees charged by PineBridge and observed that PineBridge does not advise any other funds of hedge funds with investment strategies similar to the Funds and therefore it could not compare PineBridge’s sub-advisory fees with the fees PineBridge charges to other similar clients.  The Board noted that the Adviser pays out of its advisory fees all sub-advisory fees to PineBridge.

Benefits to PineBridge

The Board considered the benefits received by PineBridge as a result of its relationship with the Funds (other than sub-advisory fees paid to PineBridge), including the intangible benefits of PineBridge’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Board also considered that the asset levels of the Funds were relatively small and were currently not likely to lead to significant economies of scale.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to PineBridge pursuant to its sub-advisory agreement is fair and reasonable in light of the nature and quality of the services being provided by PineBridge to the Funds and their respective shareholders, and that renewal of the sub-advisory agreement was in the best interest of the Funds and their respective shareholders.

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Master Fund LLC

By (Signature and Title)* /s/ Garrett R. D'Alessandro
  Garrett R. D’Alessandro, President

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro, President

Date  November 29, 2016

By (Signature and Title)* /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  November 29, 2016
* Print the name and title of each signing officer under his or her signature.